Per Share Amounts (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Weighted average shares – basic (in shares)	566,710,644	569,203,428
Dilutive impact of restricted shares (in shares)	4,357,422	5,895,220
Weighted average shares – diluted (in shares)	571,068,066	575,098,648